Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables
Due from charterers	$ 6,374	$ 2,999
Accrued income	8,708	4,440
Insurance claims	3,433	1,125
Other receivables	5,929	2,621
Total	$ 24,444	$ 11,185